Other liabilities and provisions - Customer Deposits (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of other provisions [line items]
Accrual for warranty, beginning balance	€ 286
Accrual for warranty, end balance	240
Accrual for warranty
Disclosure of other provisions [line items]
Accrual for warranty, beginning balance	286
Usage	(273)
Addition	240
Reversal	(13)
Accrual for warranty, end balance	€ 240